As filed with the Securities and Exchange Commission on March 27, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  (811-07695)

The Hennessy Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
 (Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2008

Date of reporting period:  January 31, 2008

Item 1. Schedule of Investments.

Hennessy Cornerstone Growth Fund
Schedule of Investments
January 31, 2008 (Unaudited)
		Number		% of Net
		of Shares	Value	Assets
COMMON STOCKS - 96.76%
Consumer Discretionary - 2.44%
Sauer-Danfoss, Inc.		192,798	$4,162,509	0.62%
Sony Corp. - ADR (b)		236,700	11,240,883	1.68%
Systemax, Inc.		67,669	935,185	0.14%
			16,338,577	2.44%
Consumer Staples - 14.80%
Archer-Daniels-Midland Co.		240,200	10,580,810	1.58%
Bunge Ltd. (b)		92,300	10,934,781	1.63%
Coca-Cola Femsa, SAB de CV - ADR (b)		289,710	13,601,885	2.03%
Costco Wholesale Corp.		170,600	11,590,564	1.73%
Fresh Del Monte Produce, Inc. (a) (b)		392,700	12,582,108	1.88%
Ingles Markets, Inc.		60,000	1,397,400	0.21%
M&F Worldwide Corp. (a)		25,737	1,005,802	0.15%
The Pepsi Bottling Group, Inc.		313,879	10,938,683	1.63%
PepsiAmericas, Inc.		415,900	10,247,776	1.53%
PriceSmart, Inc.		457,366	13,016,636	1.94%
Spartan Stores, Inc.		185,263	3,256,924	0.49%
			99,153,369	14.80%
Energy - 6.89%
Bristow Group, Inc. (a)		246,500	12,411,275	1.85%
Enbridge, Inc. (b)		328,322	13,109,897	1.96%
Markwest Hydrocarbon, Inc.		170,424	10,663,430	1.59%
Total SA - ADR (b)		137,300	9,992,694	1.49%
			46,177,296	6.89%
Financials - 6.06%
Aon Corp.		287,200	12,498,944	1.86%
Assurant, Inc.		200,200	12,990,978	1.94%
Fairfax Financial Holdings Ltd. (b)		46,400	15,127,328	2.26%
			40,617,250	6.06%
Health Care - 20.83%
Aetna, Inc.		229,700	12,233,822	1.83%
Alliance Imaging, Inc. (a)		913,972	9,715,522	1.45%
CIGNA Corp.		231,300	11,370,708	1.70%
Express Scripts, Inc. (a)		170,044	11,476,269	1.71%
Humana, Inc. (a)		149,200	11,980,760	1.79%
McKesson Corp.		198,300	12,451,257	1.86%
Medco Health Solutions, Inc. (a)		252,110	12,625,669	1.88%
Molina Healthcare, Inc. (a)		349,865	11,933,895	1.78%
MWI Veterinary Supply, Inc. (a)		338,781	12,951,598	1.93%
RehabCare Group, Inc. (a)		577,711	12,126,154	1.81%
Sun Healthcare Group, Inc. (a)		1,202,817	20,724,537	3.09%
			139,590,191	20.83%
Industrials - 21.58%
AGCO Corp. (a)		191,600	11,538,152	1.72%
AZZ, Inc. (a)		376,101	12,700,931	1.90%
CBIZ, Inc. (a)		1,499,594	14,111,179	2.11%
Chicago Bridge & Iron Co. NV (b)		252,800	11,247,072	1.68%
Comsys IT Partners, Inc. (a)		30,000	322,500	0.05%
DynCorp International, Inc. (a)		553,309	11,381,566	1.70%
EnerSys (a)		501,700	11,559,168	1.72%
Flowserve Corp.		140,562	11,542,951	1.72%
Jacobs Engineering Group, Inc. (a)		128,841	9,848,606	1.47%
L-3 Communications Holdings, Inc.		121,434	13,458,530	2.01%
Siemens AG - ADR (b)		92,700	12,032,460	1.80%
Stanley, Inc. (a)		412,860	11,510,537	1.72%
Teledyne Technologies, Inc. (a)		257,028	13,270,356	1.98%
			144,524,008	21.58%
Information Technology - 1.78%
LG Display Co. Ltd. - ADR (a) (b)		554,450	11,898,497	1.78%

Materials - 13.65%
Alpha Natural Resources, Inc. (a)		460,134	15,396,084	2.30%
BASF SE - ADR (b)		87,500	11,342,354	1.69%
Innospec, Inc.		249,000	3,926,730	0.58%
LSB Industries, Inc. (a)		530,687	14,631,040	2.18%
Massey Energy Co.		387,600	14,410,968	2.15%
Owens-Illinois, Inc. (a)		278,800	14,051,520	2.10%
Steel Dynamics, Inc.		340,100	17,736,215	2.65%
			91,494,911	13.65%
Telecommunication Services - 3.79%
EMS Technologies, Inc. (a)		416,074	11,433,714	1.71%
Tele Norte Leste Participacoes SA - ADR (b)		536,400	13,946,400	2.08%
			25,380,114	3.79%
Utilities - 4.94%
Constellation Energy Group, Inc.		103,600	9,734,256	1.45%
Northwest Natural Gas Co.		262,486	12,426,087	1.85%
RWE AG - ADR (b)		89,400	10,974,467	1.64%
			33,134,810	4.94%
TOTAL COMMON STOCKS (Cost $662,066,897)			$648,309,023	96.76%

		Principal		% of Net
		Amount	Value	Assets
SHORT TERM INVESTMENTS - 4.35%
Discount Notes - 4.35%
Federal Home Loan Bank Discount Note,
1.702%, due 02/01/2008		$29,147,000	$29,147,000	4.35%
Total Discount Notes (Cost $29,147,000)			29,147,000	4.35%

Variable Rate Demand Notes# - 0.00%
American Family Financial Services, Inc.
2.798%		1,744	1,744	0.00%
Total Variable Rate Demand Notes (Cost $1,744)			1,744	0.00%
TOTAL SHORT TERM INVESTMENTS (Cost $29,148,744)			$29,148,744	4.35%
Total Investments (Cost $691,215,641) - 101.11%			$677,457,767	101.11%
Liabilities in Excess of Other Assets - (1.11%)			(7,404,541)	(1.11)%
TOTAL NET ASSETS - 100.00%			$670,053,226	100.00%

Footnotes
Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security
#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of
	January 31, 2008.

The cost basis of investments for federal income tax purposes at January 31, 2008 was as follows*:

	Cost of investments	$691,588,064
	Gross unrealized appreciation	24,993,140
	Gross unrealized depreciation	(39,123,437)
	Net unrealized depreciation	$(14,130,297)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Hennessy Focus 30 Fund
Schedule of Investments
January 31, 2008 (Unaudited)
	Number		% of Net
	of Shares	Value	Assets
COMMON STOCKS - 97.26%
Consumer Discretionary - 10.55%
Dick's Sporting Goods, Inc. (a)	193,700	$6,304,935	3.55%
Tupperware Corp.	184,900	6,841,300	3.85%
Warnaco Group, Inc. (a)	155,900	5,595,251	3.15%
		18,741,486	10.55%
Consumer Staples - 2.61%
Corn Products International, Inc.	137,000	4,630,600	2.61%

Energy - 2.76%
Oil States International, Inc. (a)	140,000	4,908,400	2.76%

Health Care - 5.99%
Parexel International Corp. (a)	145,200	7,900,332	4.45%
WellCare Health Plans, Inc. (a)	58,100	2,730,119	1.54%
		10,630,451	5.99%
Industrials - 31.89%
Alliant Techsystems, Inc. (a)	59,100	6,255,735	3.52%
Barnes Group, Inc.	187,400	4,994,210	2.81%
Esterline Technologies Corp. (a)	121,200	5,646,708	3.18%
Flowserve Corp.	83,100	6,824,172	3.84%
Goodrich Corp.	94,100	5,885,955	3.31%
Harsco Corp.	108,500	6,175,820	3.48%
Oshkosh Truck Corp.	106,100	4,855,136	2.73%
SPX Corp.	69,500	6,991,700	3.93%
Triumph Group, Inc.	80,700	4,357,800	2.45%
URS Corp. (a)	106,800	4,688,520	2.64%
		56,675,756	31.89%
Information Technology - 9.90%
Anixter International, Inc. (a)	77,500	5,429,650	3.05%
Arrow Electronics, Inc. (a)	154,800	5,297,256	2.98%
Hewitt Associates, Inc. (a)	184,800	6,869,016	3.87%
		17,595,922	9.90%
Materials - 33.56%
Airgas, Inc.	120,900	5,610,969	3.16%
AK Steel Holding Corp. (a)	132,800	6,345,184	3.57%
Alpha Natural Resources, Inc. (a)	251,900	8,428,574	4.74%
Brush Engineered Materials, Inc. (a)	117,600	3,365,712	1.89%
Lubrizol Corp.	94,600	4,976,906	2.80%
Nalco Holding Company	214,900	4,500,006	2.53%
Owens-Illinois, Inc. (a)	150,600	7,590,240	4.27%
Schnitzer Steel Industries, Inc.	92,500	5,241,050	2.95%
Terra Industries, Inc. (a)	193,800	8,734,566	4.92%
WR Grace & Co. (a)	214,700	4,856,514	2.73%
		59,649,721	33.56%
TOTAL COMMON STOCKS (Cost $188,446,532)		$172,832,336	97.26%

	Principal		% of Net
	Amount	Value	Assets
SHORT TERM INVESTMENTS - 2.62%
Discount Notes - 2.61%
Federal Home Loan Bank Discount Note,
1.702%, due 02/01/2008	$4,642,000	$4,642,000	2.61%
Total Discount Notes (Cost $4,642,000)		4,642,000	2.61%

Variable Rate Demand Notes# - 0.01%
American Family Financial Services, Inc.
2.798%	3,775	3,775	0.01%
Total Variable Rate Demand Notes (Cost $3,775)		3,775	0.01%
TOTAL SHORT TERM INVESTMENTS (Cost $4,645,775)		$4,645,775	2.62%
Total Investments (Cost $193,092,307) - 99.88%		$177,478,111	99.88%
Other Assets in Excess of Liabilities - 0.12%		219,803	0.12%
TOTAL NET ASSETS - 100.00%		$177,697,914	100.00%

Footnotes
Percentages are stated as a percent of net assets.

(a) Non Income Producing
#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of
January 31, 2008.

The cost basis of investments for federal income tax purposes at January 31, 2008 was as follows*:

Cost of investments	$193,357,727
Gross unrealized appreciation	11,001,686
Gross unrealized depreciation	(26,881,302)
Net unrealized depreciation	$(15,879,616)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Hennessy Cornerstone Value Fund
Schedule of Investments
January 31, 2008 (Unaudited)
		Number		% of Net
		of Shares	Value	Assets
COMMON STOCKS - 96.25%
Consumer Discretionary - 10.13%
Carnival Corp. (b)		77,000	$3,425,730	1.95%
CBS Corp.		132,600	3,340,194	1.90%
Gannett Co., Inc.		98,200	3,633,400	2.07%
General Motors Corp.		130,700	3,700,117	2.11%
Mattel, Inc.		175,400	3,685,154	2.10%
			17,784,595	10.13%
Consumer Staples - 5.67%
Altria Group, Inc.		45,100	3,419,482	1.94%
Diageo PLC - ADR (b)		40,500	3,268,755	1.86%
Reynolds American, Inc.		51,800	3,280,494	1.87%
			9,968,731	5.67%
Energy - 7.51%
BP PLC - ADR (b)		46,700	2,977,125	1.69%
Enterprise Products Partners LP		112,500	3,511,125	2.00%
ENI SpA - ADR (b)		49,100	3,168,423	1.80%
Sasol Ltd. - ADR (b)		73,700	3,541,285	2.02%
			13,197,958	7.51%
Financials - 41.42%
AEGON NV - ADR (b)		200,300	2,978,461	1.70%
Allied Irish Banks PLC - ADR (b)		77,100	3,428,637	1.95%
Bank of America Corp.		82,200	3,645,570	2.07%
Barclays PLC - ADR (b)		81,400	3,071,222	1.75%
BB&T Corp.		106,100	3,849,308	2.19%
CIT Group, Inc.		140,100	3,917,196	2.23%
Citigroup, Inc.		112,900	3,186,038	1.81%
Countrywide Financial Corp.		353,700	2,461,752	1.40%
HSBC Holdings PLC - ADR (b)		41,100	3,089,898	1.76%
ING Groep NV - ADR (b)		89,900	2,928,043	1.67%
KeyCorp		152,900	3,998,335	2.28%
Kookmin Bank - ADR (a) (b)		48,300	3,211,950	1.83%
Lloyds TSB Group PLC - ADR (b)		90,800	3,179,816	1.81%
Marshall & Ilsley Corp.		122,600	3,420,540	1.95%
National City Corp.		208,600	3,710,994	2.11%
PNC Financial Services Group		53,500	3,510,670	2.00%
Regions Financial Corp.		144,400	3,644,656	2.07%
US Bancorp		106,100	3,602,095	2.05%
Wachovia Corp.		88,800	3,456,984	1.97%
Washington Mutual, Inc.		228,800	4,557,696	2.59%
Wells Fargo & Co.		115,300	3,921,353	2.23%
			72,771,214	41.42%
Health Care - 5.39%
Bristol-Myers Squibb Co.		123,500	2,863,965	1.63%
GlaxoSmithKline PLC - ADR (b)		65,400	3,098,652	1.76%
Pfizer, Inc.		150,100	3,510,839	2.00%
			9,473,456	5.39%
Industrials - 4.01%
Masco Corp.		157,800	3,618,354	2.06%
Pitney Bowes, Inc.		93,300	3,424,110	1.95%
			7,042,464	4.01%
Information Technology - 1.90%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (b)		359,200	3,333,376	1.90%

Materials - 5.52%
The Dow Chemical Co.		80,400	3,108,264	1.77%
El Du Pont de Nemours & Co.		77,500	3,501,450	1.99%
Southern Copper Corp.		33,000	3,096,720	1.76%
			9,706,434	5.52%
Telecommunication Services - 14.70%
AT&T, Inc.		84,300	3,244,707	1.85%
BT Group PLC - ADR (b)		60,700	3,146,081	1.79%
Chunghwa Telecom Company Ltd. - ADR (b)		168,809	3,550,054	2.02%
Deutsche Telekom AG - ADR (b)		160,600	3,290,694	1.87%
Embarq Corp.		70,200	3,180,060	1.81%
France Telecom - ADR (b)		98,400	3,479,424	1.98%
Qwest Communications International (a)		494,500	2,907,660	1.65%
Telefonica De Argentina (a) (b) Ω		1,200	-	0.00%
Verizon Communications, Inc.		78,100	3,033,404	1.73%
			25,832,084	14.70%
TOTAL COMMON STOCKS (Cost $168,381,357)			$169,110,312	96.25%

		Principal		% of Net
		Amount	Value	Assets
SHORT TERM INVESTMENTS - 3.63%
Discount Notes - 2.72%
Federal Home Loan Bank Discount Note,
1.702%, due 02/01/2008		$4,780,000	$4,780,000	2.72%
Total Discount Notes (Cost $4,780,000)			4,780,000	2.72%

Variable Rate Demand Notes# - 0.91%
American Family Financial Services, Inc.
2.798%		1,600,316	1,600,316	0.91%
Total Variable Rate Demand Notes (Cost $1,600,316)			1,600,316	0.91%
TOTAL SHORT TERM INVESTMENTS (Cost $6,380,316)			$6,380,316	3.63%
Total Investments (Cost $174,761,673) - 99.88%			$175,490,628	99.88%
Other Assets in Excess of Liabilities - 0.12%			206,547	0.12%
TOTAL NET ASSETS - 100.00%			$175,697,175	100.00%

Footnotes
Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security
#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of
	January 31, 2008.
Ω	Security is fair valued.

The cost basis of investments for federal income tax purposes at January 31, 2008 was as follows*:

	Cost of investments	$174,793,043
	Gross unrealized appreciation	13,010,957
	Gross unrealized depreciation	(12,313,372)
	Net unrealized appreciation	$697,585

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       The Hennessy Mutual Funds, Inc.

By (Signature and Title)                      /s/ Neil J. Hennessy
Neil J. Hennessy, President

Date           3/24/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Neil J. Hennessy
Neil J. Hennessy, President

Date           3/24/08

By (Signature and Title)*                   /s/ Teresa M. Nilsen
Teresa M. Nilsen
Treasurer
(Principal Executive Officer)

Date           3/24/08